Notes To The Consolidated Statements Of Cash Flows - Summary Of Liabilities Arising From Financing Activities (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 514,593,557	$ 348,512,742	$ 434,531,938
Cash flow from financing activities	(239,383,150)	151,263,786	(99,235,169)
Interest expenses	6,729,278	12,825,923	21,510,079
Fair value change	(13,347,266)		(7,765,148)
Conversion of convertible bond	(112,806,493)
Acquisition of subsidiaries	4,589,759
Exchange alignment	103,416	1,991,106	(528,958)
Ending balance	160,479,101	514,593,557	348,512,742
Margin Loans Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			317,722,438
Cash flow from financing activities			(330,197,734)
Interest expenses			12,475,296
Derivative Financial Liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,752,673	12,954,313	20,813,810
Fair value change	(13,347,266)		(7,765,148)
Conversion of convertible bond	(405,407)
Exchange alignment		798,360	(94,349)
Ending balance		13,752,673	12,954,313
Convertible Bond [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	111,970,384	103,278,429	95,995,690
Interest expenses	430,702	8,085,419	7,717,348
Conversion of convertible bond	(112,401,086)
Exchange alignment		606,536	(434,609)
Ending balance		111,970,384	103,278,429
Bank Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	388,870,500	232,280,000
Cash flow from financing activities	(239,383,150)	151,263,786	230,962,565
Interest expenses	6,298,576	4,740,504	1,317,435
Acquisition of subsidiaries	4,589,759
Exchange alignment	103,416	586,210
Ending balance	$ 160,479,101	$ 388,870,500	$ 232,280,000